Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

June 23, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Re:	Sun Life (N.Y.) Variable Account C ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)") ("Depositor")
Post-Effective Amendment No. 19 to the Registration Statement on Form N-4
(File Nos. 811-04440 and 333-99907)

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 is Post-Effective Amendment No. 19 ("Amendment No. 19") to the above-captioned Registration Statement.  The Registration Statement registers the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") used in connection with retirement and deferred compensation plans.

Amendment No. 19 is being filed pursuant to Rule 485(a) under the Act for the purposes of discontinuing the offer of several optional living and death benefits and adding two new optional living benefit riders (the “New Living Benefit Riders”) to the Contracts. The New Living Benefit Riders consist of:

Income ON Demand III Escalator	A new version of the currently available “Income ON II Demand” living benefit.
Sun Income Riser	A new version of the currently available “Retirement Income Escalator II” living benefit.

Income ON Demand III Escalator will replace Income ON Demand II Escalator on Contracts issued in states that have approved this new rider.  In other states, until Sun Life (N.Y..) obtains necessary state insurance department approvals of the new riders, the current version of Income ON Demand II Escalator will continue to be offered.

Sun Income Riser will replace Retirement Income Escalator II on Contracts issued in states that have approved this new rider.  In other states, until Sun Life (N.Y.) obtains necessary state insurance department approvals of Sun Income Riser, the current version of Retirement Income Escalator II will continue to be offered.

On or after the effective date of Amendment No. 19, all Contract Owners who purchase a Contract will have the opportunity of choosing to participate in one of the two New Living Benefit Riders, if approved in the state of issue and the state of residence.

The prospectus changes made to the Contracts pursuant to Amendment No. 19 are substantially similar to those made to the contracts pursuant to Post-Effective Amendment 23 to File No. 333-83362, filed with the Commission on June 10, 2009 (“Masters Extra Amendment”). The contracts issued pursuant to the Masters Extra Amendment are issued by Sun Life Assurance Company of Canada (U.S.), the parent of Sun Life (N.Y.), and are available in all states except New York.  The Contracts issued pursuant to Amendment No. 19, on the other hand, are issued by Sun Life (N.Y.) and are only available in New York. The only substantive differences between the two amendments are those necessitated by New York insurance requirements.

Amendment No. 19 has been redlined to show changes made in the Registration Statement since Post-Effective Amendment No. 18.

Because the addition of the New Living Benefit Riders will not otherwise change the existing prospectus, we hereby request that the prospectus, which is a part of the Registration Statement, be given selective review.

Please direct all questions and comments to the undersigned at (781) 263-6402 or to Elizabeth Love, Esquire at (781) 263-6302.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:     Elizabeth Love, Esquire
         Rebecca A. Marquigny, Esquire